                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842

                   First Trust Strategic High Income Fund II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2010 (UNAUDITED)

PRINCIPAL                                                             STATED     STATED
  VALUE                              DESCRIPTION                      COUPON    MATURITY        VALUE
---------      ----------------------------------------------------   ------   ----------   -------------
ASSET-BACKED SECURITIES - 29.6%
               BankAmerica Manufactured Housing
                  Contract Trust II
$  2,300,000      Series 1997-1, Class B1 (e) .....................    6.94%    06/10/21    $   1,562,797
               Bombardier Capital Mortgage Securitization Corp.
     619,372      Series 1999-B, Class A3 .........................    7.18%    12/15/15          415,187
               Citibank Credit Card Issuance Trust
   2,300,000      Series 2006-A3, Class A3 (b) ....................    5.30%    03/15/18        2,641,798
               Citigroup Mortgage Loan Trust, Inc.
   2,301,000      Series 2003-HE3, Class M4 (c) ...................    3.33%    12/25/33          190,664
               Citigroup/Deutsche Bank Commercial
                  Mortgage Trust
     590,000      Series 2007-CD4, Class A4 .......................    5.32%    12/11/49          590,077
               Commercial Mortgage Pass Through Certificates
     645,000      Series 2007-C9, Class A4 (c) ....................    6.01%    12/10/49          685,991
               Conseco Finance Securitizations Corp.
     734,129      Series 1999-6, Class M1 (f) .....................    7.96%    06/01/30           11,962
   1,661,847      Series 2001-3, Class M1 .........................    7.15%    05/01/33          800,764
   3,000,000      Series 2002-2, Class M2 (c) .....................    9.16%    03/01/33        1,755,853
               Green Tree Financial Corp.
   1,453,122      Series 1996-6, Class B1 .........................    8.00%    09/15/27          331,930
   5,788,016      Series 1999-4, Class M1 .........................    7.60%    05/01/31          313,564
               Greenwich Capital Commercial Funding Corp.
     400,000      Series 2007-GG11, Class A4 ......................    5.74%    12/10/49          406,288
               GSAMP Trust
     972,549      Series 2006-S3, Class A2 (g) ....................    5.77%    05/25/36           65,034
     852,224      Series 2006-S5, Class A1 (c) ....................    0.42%    09/25/36           24,530
               IMC Home Equity Loan Trust
   2,787,682      Series 1997-3, Class B ..........................    7.87%    08/20/28          684,009
   3,253,176      Series 1997-5, Class B ..........................    7.59%    11/20/28          338,195
               Independence III CDO, Ltd.
   2,000,000      Series 3A, Class C1 (c) (e) (f) .................    3.03%    10/03/37            9,740
               Long Beach Mortgage Loan Trust
   1,917,768      Series 2006-A, Class A2 .........................    5.55%    05/25/36          121,930
               Morgan Stanley Capital I, Inc.
     227,853      Series 2004-NC5, Class B4 (c) (f) ...............    4.08%    05/25/34           19,930
               Oakwood Mortgage Investors, Inc.
   1,152,868      Series 1999-B, Class M1 .........................    7.18%    12/15/26          307,280
               Stanfield Azure CLO, Ltd.
     224,465      Series 2006-1A, Class X (d) .....................    5.34%    05/27/20          227,515
               Structured Asset Securities Corp.
   3,000,000      Series 2002-HF2, Class M3 (c) ...................    3.33%    07/25/32        2,005,560
     812,777      Series 2006-GEL1, Class A1 (c) (d) ..............    0.47%    11/25/35          809,721
               Summit Lake CLO, Ltd.
      60,782      Series 2005-1A, Class X (d) .....................    5.25%    02/24/11           61,466
                                                                                            -------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost $15,272,121) .................................                            14,381,785
                                                                                            -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

PRINCIPAL                                                             STATED     STATED
  VALUE                              DESCRIPTION                      COUPON    MATURITY        VALUE
---------      ----------------------------------------------------   ------   ----------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
               Bear Stearns Alt-A Trust
$    208,220      Series 2006-8, Class 2A2 (c) ....................    4.97%    08/25/46    $       2,486
               Countrywide Alternative Loan Trust
       4,384      Series 2005-56, Class M4 (c) ....................    1.25%    11/25/35               26
               Deutsche Alt-A Securities, Inc. Mortgage
                  Loan Trust
   3,001,012      Series 2007-OA4, Class M10 (c) ..................    3.33%    08/25/47          169,287
               HarborView Mortgage Loan Trust
      27,776      Series 2004-2, Class B5 (c) (e) .................    1.34%    06/19/34              175
     114,481      Series 2004-8, Class B5 (c) (e) .................    1.59%    11/19/34              964
                                                                                            -------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $306,444) .................................                               172,938
                                                                                            -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
               Banc of America Large Loan, Inc.
   1,000,000      Series 2005-MIB1, Class L (c) (f) (g) ...........    3.34%    03/15/22          202,483
               GE Capital Commercial Mortgage Corp.
     955,269      Series 2000-1, Class G (f) ......................    6.13%    01/15/33          501,691
               LB-UBS Commercial Mortgage Trust
   4,141,509      Series 2001-C7, Class S (e) (f) .................    5.87%    11/15/33           76,923
               Morgan Stanley Capital I, Inc.
   5,000,000      Series 2003-IQ5, Class O (f) ....................    5.24%    04/15/38          359,377
                                                                                            -------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost $1,243,326) ...............................                             1,140,474
                                                                                            -------------
CORPORATE BONDS AND NOTES - 87.5%
               AEROSPACE & DEFENSE - 2.9%
     650,000   BE Aerospace, Inc. (b) .............................    8.50%    07/01/18          708,500
     650,000   Bombardier, Inc. (d) ...............................    7.75%    03/15/20          703,625
                                                                                            -------------
                                                                                                1,412,125
                                                                                            -------------
               AUTOMOBILES - 1.2%
     600,000   Ford Motor Co. .....................................    6.50%    08/01/18          588,000
                                                                                            -------------
               BEVERAGES - 1.4%
     675,000   Constellation Brands, Inc. .........................    7.25%    05/15/17          705,375
                                                                                            -------------
               BUILDING PRODUCTS - 1.4%
     675,000   USG Corp. (h) ......................................    9.50%    01/15/18          666,562
                                                                                            -------------
               CHEMICALS - 1.9%
     650,000   Hexion U.S. Finance Corp./Hexion Nova Scotia
                  Finance ULC .....................................    8.88%    02/01/18          629,687
     300,000   Westlake Chemical Corp. (b) ........................    6.63%    01/15/16          298,500
                                                                                            -------------
                                                                                                  928,187
                                                                                            -------------
               COMMERCIAL SERVICES & SUPPLIES - 4.7%
     650,000   ACCO Brands Corp. ..................................   10.63%    03/15/15          724,750
     675,000   Deluxe Corp. (b) ...................................    7.38%    06/01/15          693,562
     600,000   Iron Mountain, Inc. (b) ............................    8.75%    07/15/18          639,000
     205,000   KAR Holdings, Inc. .................................   10.00%    05/01/15          214,225
                                                                                            -------------
                                                                                                2,271,537
                                                                                            -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

PRINCIPAL                                                             STATED     STATED
  VALUE                              DESCRIPTION                      COUPON    MATURITY        VALUE
---------      ----------------------------------------------------   ------   ----------   -------------
CORPORATE BONDS AND NOTES - (CONTINUED)
               CONSTRUCTION MATERIALS - 1.4%
$    650,000   Texas Industries, Inc. .............................    7.25%    07/15/13    $     664,625
                                                                                            -------------
               CONTAINERS & PACKAGING - 2.8%
     140,000   Berry Plastics Corp. (d) ...........................    9.50%    05/15/18          132,300
     495,000   Cascades, Inc. .....................................    7.88%    01/15/20          516,038
     675,000   Solo Cup Co./Solo Cup Operating Corp. ..............   10.50%    11/01/13          708,750
                                                                                            -------------
                                                                                                1,357,088
                                                                                            -------------
               DIVERSIFIED FINANCIAL SERVICES - 1.5%
     675,000   Ford Motor Credit Corp., LLC .......................    8.00%    12/15/16          721,396
                                                                                            -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 7.8%
     650,000   Cincinnati Bell, Inc. ..............................    8.75%    03/15/18          638,625
     600,000   Citizens Communications (b) ........................    7.13%    03/15/19          612,000
     600,000   Global Crossing Ltd. (d) ...........................   12.00%    09/15/15          669,000
     600,000   PAETEC Holding Corp. ...............................    9.50%    07/15/15          603,000
     650,000   Qwest Corp. (b) ....................................    6.88%    09/15/33          628,875
     650,000   Windstream Corp. (b) ...............................    7.00%    03/15/19          630,500
                                                                                            -------------
                                                                                                3,782,000
                                                                                            -------------
               ELECTRICAL EQUIPMENT - 0.8%
     370,000   Coleman Cable, Inc. ................................    9.00%    02/15/18          371,850
                                                                                            -------------
               ENERGY EQUIPMENT & SERVICES - 3.1%
     650,000   Edgen Murray Corp. (d) .............................   12.25%    01/15/15          547,625
     425,000   Hercules Offshore LLC (d) ..........................   10.50%    10/15/17          382,500
     600,000   McJunkin Red Man Corp. (d) .........................    9.50%    12/15/16          594,000
                                                                                            -------------
                                                                                                1,524,125
                                                                                            -------------
               FOOD & STAPLES RETAILING - 4.5%
     300,000   ARAMARK Corp. ......................................    8.50%    02/01/15          311,625
     675,000   Couche-Tard U.S., LP/Couche-Tard Finance
                  Corp. ...........................................    7.50%    12/15/13          685,125
     600,000   Rite Aid Corp. .....................................    8.63%    03/01/15          504,000
     675,000   SUPERVALU, Inc. ....................................    8.00%    05/01/16          683,437
                                                                                            -------------
                                                                                                2,184,187
                                                                                            -------------
               FOOD PRODUCTS - 0.7%
     325,000   B&G Foods, Inc. ....................................    7.63%    01/15/18          336,781
                                                                                            -------------
               GAS UTILITIES - 1.7%
     765,000   Niska Gas Storage US LLC/Niska Gas Storage
                  Canada ULC (d) ..................................    8.88%    03/15/18          807,075
                                                                                            -------------
               HEALTH CARE PROVIDERS & SERVICES - 1.3%
     600,000   HCA, Inc. (b) ......................................    9.25%    11/15/16          649,500
                                                                                            -------------
               HOTELS, RESTAURANTS & LEISURE - 5.2%
     600,000   AMC Entertainment, Inc. ............................    8.75%    06/01/19          633,000
     600,000   Harrah's Operating Co., Inc. .......................   11.25%    06/01/17          651,000
     650,000   MGM MIRAGE .........................................    5.88%    02/27/14          550,062
     675,000   Royal Caribbean Cruises, Ltd. (b) ..................    7.25%    06/15/16          685,125
                                                                                            -------------
                                                                                                2,519,187
                                                                                            -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

PRINCIPAL                                                             STATED     STATED
  VALUE                              DESCRIPTION                      COUPON    MATURITY        VALUE
---------      ----------------------------------------------------   ------   ----------   -------------
CORPORATE BONDS AND NOTES - (CONTINUED)
               HOUSEHOLD DURABLES - 2.2%
$    425,000   Beazer Homes USA, Inc. .............................    9.13%    06/15/18    $     388,875
     675,000   Standard Pacific Corp. .............................    8.38%    05/15/18          659,812
                                                                                            -------------
                                                                                                1,048,687
                                                                                            -------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
     675,000   Dynegy Holdings, Inc. ..............................    7.75%    06/01/19          475,875
     675,000   Edison Mission Energy ..............................    7.00%    05/15/17          462,375
     350,000   Texas Competitive Electric Holdings Co., LLC,
                  Series A ........................................   10.25%    11/01/15          236,250
                                                                                            -------------
                                                                                                1,174,500
                                                                                            -------------
               IT SERVICES - 1.0%
     600,000   First Data Corp. ...................................    9.88%    09/24/15          486,000
                                                                                            -------------
               MACHINERY - 5.7%
     650,000   CNH America LLC (b) ................................    7.25%    01/15/16          682,500
     600,000   Mueller Water Products, Inc. .......................    7.38%    06/01/17          549,750
     355,000   RBS Global, Inc./Rexnord LLC (d) ...................    8.50%    05/01/18          360,325
     600,000   Terex Corp. ........................................    8.00%    11/15/17          585,000
     600,000   Trimas Corp. (d) ...................................    9.75%    12/15/17          615,750
                                                                                            -------------
                                                                                                2,793,325
                                                                                            -------------
               MEDIA - 6.4%
     675,000   Cablevision Systems Corp. (d) ......................    8.63%    09/15/17          728,156
     675,000   CCO Holdings LLC/CCO Holdings Capital
                  Corp. (b) (d) ...................................    8.13%    04/30/20          717,188
     245,000   Insight Communications Co., Inc. (d) ...............    9.38%    07/15/18          260,313
     675,000   Lamar Media Corp. (d) ..............................    7.88%    04/15/18          700,312
     675,000   Mediacom LLC/Mediacom Capital Corp. ................    9.13%    08/15/19          688,500
                                                                                            -------------
                                                                                                3,094,469
                                                                                            -------------
               METALS & MINING - 3.8%
     645,000   AK Steel Corp. .....................................    7.63%    05/15/20          650,644
     675,000   Steel Dynamics, Inc. (b) (d) .......................    7.63%    03/15/20          694,406
     500,000   United States Steel Corp. (b) ......................    7.38%    04/01/20          503,750
                                                                                            -------------
                                                                                                1,848,800
                                                                                            -------------
               MULTILINE RETAIL - 2.2%
     475,000   Maxim Crane Works LP (d) ...........................   12.25%    04/15/15          446,500
     600,000   Neiman Marcus Group, Inc. ..........................   10.38%    10/15/15          628,500
                                                                                            -------------
                                                                                                1,075,000
                                                                                            -------------
               OIL, GAS & CONSUMABLE FUELS - 7.9%
     650,000   Arch Coal, Inc. (b) (d) ............................    8.75%    08/01/16          700,375
     675,000   Chesapeake Energy Corp. (b) ........................    6.88%    11/15/20          706,219
     650,000   Crosstex Energy LP/Crosstex Energy Finance
                  Corp. ...........................................    8.88%    02/15/18          682,500
     675,000   Hilcorp Energy I LP/Hilcorp Finance Co. (d) ........    8.00%    02/15/20          698,625
     185,000   Linn Energy LLC/Linn Energy Finance Corp. (d) ......    8.63%    04/15/20          197,488
     250,000   Pioneer Natural Resources Co. (b) ..................    6.65%    03/15/17          261,971
     600,000   Plains Exploration & Production Co. ................    7.63%    06/01/18          612,000
                                                                                            -------------
                                                                                                3,859,178
                                                                                            -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

PRINCIPAL                                                             STATED     STATED
  VALUE                              DESCRIPTION                      COUPON    MATURITY        VALUE
---------      ----------------------------------------------------   ------   ----------   -------------
CORPORATE BONDS AND NOTES - (CONTINUED)
               PAPER & FOREST PRODUCTS - 3.4%
$    330,000   Appleton Papers, Inc. (d) ..........................   10.50%    06/15/15    $     328,350
     675,000   Georgia-Pacific LLC (b) ............................    7.38%    12/01/25          685,125
     600,000   Verso Paper Holdings LLC/Verso Paper, Inc. .........   11.50%    07/01/14          658,500
                                                                                            -------------
                                                                                                1,671,975
                                                                                            -------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
     400,000   Freescale Semiconductor, Inc. (d) ..................    9.25%    04/15/18          415,000
                                                                                            -------------
               SPECIALTY RETAIL - 1.0%
     400,000   ACE Hardware Corp. (b) (d) .........................    9.13%    06/01/16          426,000
      60,000   Limited Brands, Inc. ...............................    7.00%    05/01/20           62,250
                                                                                            -------------
                                                                                                  488,250
                                                                                            -------------
               TEXTILES, APPAREL & LUXURY GOODS - 3.6%
     600,000   Easton-Bell Sports, Inc. ...........................    9.75%    12/01/16          634,500
     675,000   Levi Strauss & Co. (d) .............................    7.63%    05/15/20          691,875
     395,000   Phillips-Van Heusen Corp. ..........................    7.38%    05/15/20          413,763
                                                                                            -------------
                                                                                                1,740,138
                                                                                            -------------
               TRADING COMPANIES & DISTRIBUTORS - 2.7%
     675,000   RSC Equipment Rental, Inc./RSC
                  Holdings III LLC (d) ............................   10.25%    11/15/19          693,563
     600,000   United Rentals North America, Inc. .................    9.25%    12/15/19          636,000
                                                                                            -------------
                                                                                                1,329,563
                                                                                            -------------
               TOTAL CORPORATE BONDS AND NOTES
               (Cost $41,878,338) .................................                            42,514,485
                                                                                            -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.5%
   1,125,000   FannieMae, September (i) ...........................    5.50%   30 yr. TBA       1,208,849
               FannieMae-ACES
   4,817,384      Series 1998-M7, Class N, IO (c) .................    0.49%    05/25/36           66,486
   3,125,000   Government National Mortgage
                  Association, August (i) .........................    5.00%   30 yr. TBA       3,357,013
                                                                                            -------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
               (Cost $4,643,433) ..................................                             4,632,348
                                                                                            -------------
SENIOR FLOATING-RATE NOTES - 0.6%
     349,103   Texas Competitive Electric Holdings Co., LLC
                  Tranche B2 (c) ..................................    3.45%    10/10/14          270,679
                                                                                            -------------
               TOTAL SENIOR FLOATING-RATE NOTES
               (Cost $290,916) ....................................                               270,679
                                                                                            -------------
STRUCTURED NOTES - 0.1%
   6,500,000   MM Community Funding III
                  Series 3A, Subordinated Notes (f) ...............    (j)      05/01/32           65,000
   2,000,000   Preferred Term Securities XXV, Ltd. (f) ............    (j)      06/22/37              200
                                                                                            -------------
               TOTAL STRUCTURED NOTES
               (Cost $0) ..........................................                                65,200
                                                                                            -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  SHARES                             DESCRIPTION                                                VALUE
---------      ----------------------------------------------------                         -------------
PREFERRED SECURITIES - 0.1%
       3,500   Independence III CDO, Ltd., Series 3A, Class
                  PS (f) (j) ......................................                         $       3,500
       2,000   Soloso CDO, Ltd., Series 2005-1 (f) (j) ............                                20,000
       3,000   White Marlin CDO, Ltd., Series AI (f) (j) (k) ......                                15,000
                                                                                            -------------
               TOTAL PREFERRED SECURITIES
               (Cost $0) ..........................................                                38,500
                                                                                            -------------
               TOTAL INVESTMENTS - 130.1%
               (Cost $63,634,578) (l) .............................                            63,216,409
                                                                                            -------------

PRINCIPAL
  VALUE                              DESCRIPTION                                                VALUE
---------      ----------------------------------------------------                         -------------
REVERSE REPURCHASE AGREEMENTS - (22.1%)
$(2,097,600)   With Barclays Capital Inc. 0.98% dated 07/23/10, to
               be repurchased at $2,099,368 on 08/23/10 ...........                            (2,097,600)
   (980,750)   With Barclays Capital Inc. 1.05% dated 07/02/10, to
               be repurchased at $982,495 on 09/01/10 .............                              (980,750)
 (2,405,759)   With Barclays Capital Inc. 1.05% dated 07/13/10, to
               be repurchased at $2,410,250 on 09/15/10 ...........                            (2,405,759)
   (525,867)   With Barclays Capital Inc. 1.00% dated 07/13/10, to
               be repurchased at $526,802 on 09/15/10 .............                              (525,867)
 (2,154,806)   With Barclays Capital Inc. 1.00% dated 07/14/10, to
               be repurchased at $2,158,637 on 09/16/10 ...........                            (2,154,806)
 (2,552,632)   With Barclays Capital Inc. 1.00% dated 07/15/10, to
               be repurchased at $2,557,382 on 09/20/10 ...........                            (2,552,632)
                                                                                            -------------
               TOTAL REVERSE REPURCHASE AGREEMENTS ................                           (10,717,414)
                                                                                            -------------
               NET OTHER ASSETS AND LIABILITIES - (8.0%) ..........                            (3,902,434)
                                                                                            -------------
               NET ASSETS - 100.0% ................................                         $  48,596,561
                                                                                            =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, or a portion of this security, is segregated as collateral for the reverse repurchase agreements.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2010.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2010, securities noted as such amounted to $13,609,053 or 28.0% of net assets.

(e)  Security missed its last interest payment.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(g)  Security is receiving less than the stated coupon.

(h) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc.

(i)  Security purchased on a forward commitment basis.

(j)  Zero coupon investment.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

(k)  The issuer is in default. Income is not being accrued.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,171,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,589,377.

ACES Alternative Credit Enhancement Securities
CDO  Collateralized Debt Obligation
CLO  Collateralized Loan Obligation
IO   Interest Only Security
TBA To be announced; maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of July 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2        LEVEL 3
                                                          TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                                                        7/31/2010      PRICES      INPUTS          INPUTS
                                                       ------------   -------   ------------   ------------
Asset-Backed Securities ............................   $ 14,381,785     $--     $ 14,320,319     $ 61,466
Collateralized Mortgage Obligations ................        172,938      --          172,938           --
Commercial Mortgage-Backed Securities ..............      1,140,474      --        1,140,474           --
Corporate Bonds and Notes ..........................     42,514,485      --       42,514,485           --
U.S. Government Agency Mortgage-Backed Securities ..      4,632,348      --        4,632,348           --
Senior Floating-Rate Notes .........................        270,679      --          270,679           --
Structured Notes ...................................         65,200      --              200       65,000
Preferred Securities ...............................         38,500      --               --       38,500
                                                       ------------     ---     ------------     --------
Total Investments ..................................   $ 63,216,409     $--     $ 63,051,443     $164,966
                                                       ============     ===     ============     ========

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                                 BALANCE                                      CHANGE IN                    BALANCE
                                                  AS OF      TRANSFERS                     NET UNREALIZED       NET          AS OF
INVESTMENTS AT FAIR VALUE USING                OCTOBER 31,    IN (OUT)     NET REALIZED     APPRECIATION     PURCHASES     JULY 31,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)          2009      OF LEVEL 3   GAINS (LOSSES)   (DEPRECIATION)     (SALES)        2010
-----------------------------------------      -----------   ----------   --------------   --------------   -----------   ---------
Asset-Backed Securities ....................   $3,407,634     $(60,464)    $(2,012,309)      $1,641,397     $(2,914,792)   $ 61,466
Corporate Bonds and Notes ..................      482,400           --        (225,000)         717,600        (975,000)         --
Structured Notes ...........................       65,000           --              --               --              --      65,000
Preferred Securities .......................      165,000           --         195,000         (126,500)       (195,000)     38,500
                                               ----------     --------     -----------       ----------     -----------    --------
Total Investments ..........................   $4,120,034     $(60,464)    $(2,042,309)      $2,232,497     $(4,084,792)   $164,966
                                               ==========     ========     ===========       ==========     ===========    ========

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by independent pricing services approved by the Fund's Board of Trustees which use information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value or by dealers who make markets in such securities. The Fund's Portfolio of Investments includes investments with a value of $63,051,443 (99.7% of total investments) as of July 31, 2010, whose values have been determined based on prices supplied by independent pricing services and investments with a value of $164,966 (0.3% of total investments), whose values have been determined based on prices supplied by dealers. A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase;
6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and notes and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2010 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At July 31, 2010, the Fund had when-issued, delayed delivery or forward purchase commitments with a cost of $4,530,581 and a value of $4,565,862.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2010, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                             % OF
                                                ACQUISITION    PRINCIPAL              CARRYING               NET
SECURITY                                           DATE       VALUE/SHARES    PRICE     COST     VALUE      ASSETS
--------                                        -----------   ------------   ------   --------   --------   ------
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.34%, 03/15/22    06/26/06      $1,000,000    $20.25   $256,030   $202,483    0.42%
Conseco Finance Securitizations Corp.
   Series 1999-6, Class M1, 7.96%, 06/01/30      04/27/06      $  734,129      1.63     16,958     11,962    0.03
GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G, 6.13%, 01/15/33       06/06/06      $  955,269     52.52    626,224    501,691    1.03

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2010 (UNAUDITED)

                                                                                                                    % OF
                                                   ACQUISITION    PRINCIPAL              CARRYING                   NET
SECURITY                                              DATE       VALUE/SHARES    PRICE     COST         VALUE      ASSETS
--------                                           -----------   ------------   ------   ----------   ----------   ------
Independence III CDO, Ltd.
   Series 3A, Class C1, 3.03%, 10/03/37             12/27/06      $ 2,000,000   $ 0.49   $       --   $   9,740    0.02%
   Series 3A, Class PS                              04/11/06            3,500     1.00           --       3,500    0.01
LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class S, 5.87%, 11/15/33         04/25/06      $ 4,141,509     1.86        1,699      76,923    0.16
MM Community Funding III
   Series 3A, Subordinated Notes,
   Zero Coupon, 05/01/32                            04/12/06      $ 6,500,000     1.00           --      65,000    0.13
Morgan Stanley Capital I, Inc.
   Series 2003-IQ5, Class O, 5.24%, 04/15/38        10/19/06      $ 5,000,000     7.19      359,373     359,377    0.74
   Series 2004-NC5, Class B4, 4.08%, 05/25/34       06/14/06      $   227,853     8.75      227,215      19,930    0.04
Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                            03/27/07      $ 2,000,000     0.00*          --         200    0.00**
Soloso CDO, Ltd.
   Series 2005-1                                    04/24/06            2,000    10.00           --      20,000    0.04
White Marlin CDO, Ltd.
   Series AI                                        06/01/07            3,000     5.00           --      15,000    0.03
                                                                                         ----------   ----------   ----
                                                                                         $1,487,499   $1,285,806   2.65%
                                                                                         ==========   ==========   ====

*    Amount is less than $0.01.

**   Amount is less than 0.01%.

D. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and will correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2010:

Maximum amount outstanding during the period ...........   $10,717,414
Average amount outstanding during the period* ..........   $ 6,108,381
Average shares outstanding during the period ...........     9,533,776
Average debt per share outstanding during the period ...   $      0.64

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days reverse repurchase agreements were held in the nine months ended July 31, 2010.

During the period ended July 31, 2010, interest rates ranged from 0.98% to 1.05%, with a weighted average interest rate of 0.99%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $5,265.

E. INTEREST ONLY SECURITIES:

An interest only security ("IO Security") is the interest only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These investments are identified on the Portfolio of Investments.

F. TBA SALE COMMITMENTS:

The Fund may enter into To Be Announced ("TBA") sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is "marked-to market" daily and the

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2010 (UNAUDITED)

change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

G. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Strategic High Income Fund II


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          --------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          --------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and
                          Chief Accounting Officer
                          (principal financial officer)

Date September 17, 2010

* Print the name and title of each signing officer under his or her signature.